FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014 First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Jun. 30, 2013 First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Jun. 30, 2014 Convertible Debt [Member]	Jun. 30, 2014 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2014 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Estimate of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents				$ 62,436	$ 53,759	$ 62,436	$ 53,759
Restricted cash and investments				36,651	68,363	36,651	68,363
Marketable securities				4,471	3,479	4,471	3,479
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes				218,280	269,078	189,730	200,077
4.5% Convertible Bond				$ 190,000	$ 190,000	$ 171,950	$ 140,315
Debt Stated Interest Rate [Abstract]
Stated interest rate on term notes			4.50%
Stated interest rate, minimum	7.84%	7.84%
Stated interest rate, maximum	8.04%	8.04%